[Transamerica Life Insurance Company of New York Letterhead]

March 14, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA-2LNY

File No. 811-07368, CIK 0000894418

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-2LNY, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios and AEGON/Transmerica Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 4, 2003, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);
•	On March 4, 2003, Dreyfus Stock Index Fund filed its annual report with the Commission via EDGAR (CIK: 0000846800);
•	On March 3, 2003, The Dreyfus Socially Responsible Growth Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000890064);
•	On March 4, 2003, Dreyfus Investment Portfolios filed its annual report with the Commission via EDGAR (CIK: 0001056707); and

Securities and Exchange Commission

March 14, 2003

•	On February 27, 2003, AEGON/Transamerica Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000778207).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company of New York

/s/ Frank A. Camp

Frank A. Camp

Vice President